21. Provisions for pensions and similar obligations (Details 13)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Plan Assets As Percentage Of Total Plan Assets [Abstract]
Equity instruments	0.00%	0.00%	4.81%
Debt instruments	97.41%	92.92%	94.59%
Properties	0.17%	0.26%	0.28%
Other	2.45%	6.82%	0.32%